Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 14, 2024
Registrant Name	dei_EntityRegistrantName	MANAGER DIRECTED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0001359057
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2025
Prospectus Date	rr_ProspectusDate	Jan. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A